ING Series Fund, Inc.

ING Money Market Fund (“Fund”)

Supplement dated June 13, 2008 to the Fund’s
Class A, Class B and Class C Prospectus, Class I Prospectus and Class O Prospectus
each dated July 31, 2007

On June 4, 2008, the Board of Directors of ING Series Fund, Inc. approved a change in the Fund’s “Portfolio Holdings Disclosure Policy.” Effective June 1, 2008, the Prospectuses are revised as follows:

1.               The paragraph under the sub-section entitled, “Portfolio Holdings Disclosure Policy” in the section entitled “Shareholder Guide – Transaction Policies” on page 13 of the Class A, Class B and Class C Prospectus, page 11 of the Class I Prospectus and page 18 of the Class O Prospectus is hereby deleted and replaced with the following:

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 calendar days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the preceding calendar month (e.g., the Fund will post the month ending June 30 holdings on July 31).  The Fund’s portfolio holdings schedule will, at a minimum, remain available on the Fund’s website until the Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund’s website is located at www.ingfunds.com.

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ING Series Fund, Inc.

ING Money Market Fund
ING Brokerage Cash Reserves
ING 130/30 Fundamental Research Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 13, 2008 to the ING Money Market Fund’s
Class A, Class B, Class C, Class I and Class O Statement of Additional Information (“SAI”) and
Brokerage Cash Reserves’ SAI, each dated July 31, 2007,
and ING 130/30 Fundamental Research Fund’s Class A, Class B, Class C and Class I SAI
dated September 28, 2007

On June 4, 2008, the Board of Directors of ING Series Fund, Inc. approved a change in each Fund’s “Portfolio Holdings Disclosure Policy.”  Effective June 1, 2008, the SAIs are revised as follows:

1.              The second paragraph under the section entitled, “Disclosure of the Fund’s Portfolio Securities” on page 26 of ING Money Market Fund’s Class A, Class B, Class C, Class I and Class O SAI and on page 23 of Brokerage Cash Reserves’ SAI is hereby deleted and replaced with the following:

In addition, the Fund posts its portfolio holdings schedule on ING’s website 30 calendar days after the end of the previous calendar month.  The portfolio holdings information is as of the last day of the previous calendar month (i.e., the Fund will post the month-ending June 30 holdings on July 31).

2.              The third paragraph under the section entitled, “Disclosure of the Fund’s Portfolio Securities” on page 44 of ING 130/30 Fundamental Research Fund’s Class A, Class B, Class C and Class I SAI is hereby deleted and replaced with the following:

Each Fund also compiles a list (except for ING 130/30 Fundamental Research Fund), of the Fund’s ten largest holdings (the “Top Ten”).  Each Fund will post its Top Ten Holdings on the Funds’ website 10 calendar days following the end of the previous calendar month.  The Top Ten holdings information shall be of the last day of the previous calendar month (i.e., release June 30 data on July 11th).

For ING 130/30 Fundamental Research Fund, which pursues its investment objectives by establishing long and short positions in equity securities, the Administrator may post the Fund’s top five largest “long position” holdings and top five largest “short position” holdings (the “Top Five Long/Short Holdings”) on the Fund’s website 10 calendar days following the end of the previous calendar month.  The Top Five Long/Short Holdings information shall be of the last day of the previous calendar month (i.e., release June 30 data on July 11th).

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